Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Service revenues	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Accounting Policies [Line Items]
Impairment loss on equity method investments	$ 4,487	$ 0	$ 0
Percentage of deposits placed with three commercial banks in PRC	96.70%
Impairment loss of an intangible asset			20
Impairment loss on goodwill	0	0	0
Guarantees for quality of smart cards, term					1 year	3 years
SI service, final acceptance period after issuance of preliminary acceptance					6 months	1 year
SI service, offer of free PC for majority of contracts, period					1 year
CA systems, estimated useful life	5 years
Amortization of deferred costs	688	535	401
Percentage of value added tax based on revenue	17.00%			6.00%
Percentage of value added tax to be refunded	14.00%
Government subsidy income	$ 351	$ 168	$ 89